Stock-Based Compensation - Schedule of Activity Relating to Restricted Stock Units (Detail) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance | shares	2,107,300
Number of Shares, Vested | shares	(907,562)
Number of Shares, Forfeited | shares	(177,217)
Number of Shares Outstanding, Ending Balance | shares	1,022,521
Weighted Average Grant Date Fair Value Outstanding, Beginning Balance | $ / shares	$ 1.25
Weighted Average Grant Date Fair Value, Vested | $ / shares	1.23
Weighted Average Grant Date Fair Value,Forfeited | $ / shares	1.89
Weighted Average Grant Date Fair Value Outstanding, Ending Balance | $ / shares	$ 1.16